WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 102.6%
COMMUNICATION SERVICES - 15.7%
Diversified Telecommunication Services - 3.2%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	350,000	$359,625	(a)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	868,547
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	260,000	262,275	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,046,594
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	400,000	407,000	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	580,000	637,872
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,010,000	749,925	*(a)(b)

Total Diversified Telecommunication Services				5,331,838

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	11/15/28	410,000	434,087	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	335,962	(a)
Walt Disney Co., Senior Notes	8.875%	4/26/23	400,000	488,832	(a)

Total Entertainment				1,258,881

Media - 9.0%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	750,000	736,875	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	1,500,000	1,520,625	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	1,630,000	1,636,112	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	350,000	353,063	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	410,000	405,347	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	993,219
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	468,935
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	1,268,496
Comcast Corp., Senior Notes	3.700%	4/15/24	1,000,000	1,033,608
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,329,332
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,160,000	978,750
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,180,000	1,029,550

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	720,000	$839,896
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	480,000	480,000	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	430,000	446,116	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	590,000	595,900	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	770,000	785,400	(a)

Total Media				14,901,224

Wireless Telecommunication Services - 2.7%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	610,000	648,125	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	201,000	232,557	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	560,000	597,450	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	404,775
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	31,728
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	260,000	269,100
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	280,000	324,100
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	798,000
VEON Holdings BV, Senior Notes	5.950%	2/13/23	570,000	586,080	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	500,000	508,688

Total Wireless Telecommunication Services				4,400,603

TOTAL COMMUNICATION SERVICES				25,892,546

CONSUMER DISCRETIONARY - 8.4%
Auto Components - 1.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000	427,750	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	200,000	194,000
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	400,000	388,620
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	810,000	816,342	(a)

Total Auto Components				1,826,712

Automobiles - 1.4%
Daimler Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,427,410
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	146,663
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	750,000	729,638

Total Automobiles				2,303,711

Diversified Consumer Services - 1.1%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	730,000	750,075	(a)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	210,000		$210,525	(a)(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	700,000		701,897	(a)(c)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	210,000		189,525	(a)

Total Diversified Consumer Services					1,852,022

Hotels, Restaurants & Leisure - 2.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	740,000		734,450	(a)
Marston’s Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	540,000	GBP	576,022	(d)(e)
Saga PLC, Senior Notes	3.375%	5/12/24	910,000	GBP	1,068,593	(d)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	348,000		378,102	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	510,000		520,200	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	130,000		126,815	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	470,000		459,425	(a)

Total Hotels, Restaurants & Leisure					3,863,607

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		432,687

Specialty Retail - 1.9%
Hertz Corp., Senior Notes	5.875%	10/15/20	640,000		640,640
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	250,000	EUR	275,199	(d)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	550,000		548,625	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	1,710,000		1,440,675	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	270,000		269,325

Total Specialty Retail					3,174,464

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000		446,220	(a)

TOTAL CONSUMER DISCRETIONARY					13,899,423

CONSUMER STAPLES - 3.6%
Beverages - 1.2%
Anheuser-Busch Cos LLC/Anheuser-Busch
InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	540,000		540,263	(a)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	500,000	$521,324
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	1,017,786

Total Beverages				2,079,373

Food & Staples Retailing - 1.2%
CVS Pass-Through Trust	5.789%	1/10/26	306,577	325,171	(a)
CVS Pass-Through Trust	7.507%	1/10/32	365,298	434,481	(a)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	345,971	373,124
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	354,686	387,092
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	357,599	407,797

Total Food & Staples Retailing				1,927,665

Food Products - 1.0%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	440,000	443,810
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	70,000	71,050	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,090,000	1,100,900	(a)

Total Food Products				1,615,760

Household Products - 0.1%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	140,000	146,825

Tobacco - 0.1%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	267,300

TOTAL CONSUMER STAPLES				6,036,923

ENERGY - 23.1%
Oil, Gas & Consumable Fuels - 23.1%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	711,993
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	817,542
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	221,938
Berry Petroleum Co. Escrow	—	—	130,000	0	*(f)(g)(h)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	310,000	317,750	(a)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	320,000	320,000
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	790,000	782,100
Conoco Phillips Canada Funding Co., Senior Notes	7.400%	12/1/31	450,000	614,184
Continental Resources Inc., Senior Notes	4.500%	4/15/23	500,000	518,040
Continental Resources Inc., Senior Notes	3.800%	6/1/24	270,000	272,068
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	510,044
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	49,264
Ecopetrol SA, Senior Notes	4.125%	1/16/25	2,260,000	2,288,273

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	$810,000
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	2,610,400
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	880,000	909,813
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,250,443
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	500,000	475,000
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	770,000	791,437	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	248,177
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,638,257
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,000,000	1,017,750	(a)
Magnum Hunter Resources Corp. Escrow	—	—	960,000	0	*(f)(g)(h)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	350,000	346,126	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,010,000	946,875	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	590,450	(a)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	1,021,274
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	520,000	516,100
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	340,000	340,850
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	350,000	359,910
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	310,000	313,255
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,460,000	1,481,170
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,300,000	1,290,900
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	929,591
Range Resources Corp., Senior Notes	5.000%	3/15/23	490,000	482,038
Range Resources Corp., Senior Notes	4.875%	5/15/25	765,000	713,362
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	394,520	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	485,142
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,963,421
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	270,313	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	590,000	583,362

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	310,000	$337,513	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,251,241
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,750,000	1,785,000	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	800,000	756,800	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	110,000	111,100
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	570,000	561,450
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	470,000	478,736
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	63,369
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	556,861
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	54,305
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	237,300
YPF SA, Senior Notes	6.950%	7/21/27	800,000	713,400	(a)

TOTAL ENERGY				38,110,207

FINANCIALS - 25.2%
Banks - 20.3%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000	355,644	(e)(i)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,150,722
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,200,000	2,262,264
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	690,746	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,750,000	4,080,319
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	563,063	(e)(i)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	1,023,654
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	950,000	877,087	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	510,000	541,719	(a)(e)(i)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,044,127	(a)
CIT Group Inc., Senior Notes	5.250%	3/7/25	500,000	533,275

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	900,000	$918,850	(e)(i)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	509,043	(e)(i)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	507,245
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	804,141
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,231,572
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,216,027	(a)(e)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	397,190	(e)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,130,000	1,119,757	(e)(i)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,320,000	1,276,707	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,070,000	2,022,671	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,600,000	2,712,229	(e)(i)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	554,096
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,518,890
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	140,000	154,876
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	450,000	480,375	(e)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	160,207
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000	1,365,939
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	1,031,507	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000	523,401	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	300,000	326,283	(a)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	850,000	$863,273	(a)(e)(i)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	740,000	747,053	(a)(c)(e)

Total Banks				33,563,952

Capital Markets - 3.1%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,350,000	1,357,054	(a)(e)(i)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	840,685
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,750,000	1,728,295
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,220,524

Total Capital Markets				5,146,558

Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000	295,395

Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	230,000	237,408
Ahold Lease USA Inc. Pass-Through-Trust	8.620%	1/2/25	686,921	795,639
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	80,000	80,295
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	700,000	755,091

Total Diversified Financial Services				1,868,433

Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	755,865

TOTAL FINANCIALS				41,630,203

HEALTH CARE - 5.4%
Biotechnology - 0.1%
Celgene Corp., Senior Notes	4.625%	5/15/44	250,000	252,133

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	600,000	598,257

Health Care Providers & Services - 2.7%
Centene Corp., Senior Notes	5.625%	2/15/21	280,000	284,550
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	230,791
Centene Corp., Senior Notes	4.750%	1/15/25	810,000	828,225

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
DaVita Inc., Senior Notes	5.125%	7/15/24	210,000	$207,900
DaVita Inc., Senior Notes	5.000%	5/1/25	310,000	298,220
HCA Inc., Senior Secured Notes	5.250%	6/15/26	280,000	300,436
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	1,028,582
Humana Inc., Senior Notes	3.950%	3/15/27	700,000	707,924
Magellan Health Inc., Senior Notes	4.900%	9/22/24	570,000	543,780

Total Health Care Providers & Services				4,430,408

Pharmaceuticals - 2.2%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	500,000	506,983
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,490,000	1,478,825	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	730,000	680,890
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,088,000	1,037,683

Total Pharmaceuticals				3,704,381

TOTAL HEALTH CARE				8,985,179

INDUSTRIALS - 7.2%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	6.125%	2/15/33	600,000	761,698

Airlines - 1.7%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	90,851	91,930	(a)
America West Airlines Inc. Pass-Through Trust	8.057%	7/2/20	868,195	910,693
Continental Airlines Pass-Through Trust	8.048%	11/1/20	170,653	175,346	(g)
Continental Airlines Pass-Through Trust	6.703%	6/15/21	70,059	74,613
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	62,703	69,174
United Airlines Pass-Through Trust	4.750%	4/11/22	237,877	241,921
US Airways Pass-Through Trust	7.125%	10/22/23	1,113,852	1,236,431

Total Airlines				2,800,108

Building Products - 1.4%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,870,000	1,814,461	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	511,000	489,282	(a)

Total Building Products				2,303,743

Commercial Services & Supplies - 1.0%
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	190,000	194,750
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	1,110,000	1,171,050

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	110,000	$111,375
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	110,000	107,272

Total Commercial Services & Supplies				1,584,447

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	260,000	243,224	(e)(i)

Machinery - 0.4%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	140,000	140,175	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	500,000	479,375	(a)

Total Machinery				619,550

Professional Services - 0.6%
IHS Markit Ltd., Senior Notes	5.000%	11/1/22	1,000,000	1,048,300	(a)

Trading Companies & Distributors - 1.5%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	1,950,000	1,925,625	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	630,000	597,712	(a)

Total Trading Companies & Distributors				2,523,337

TOTAL INDUSTRIALS				11,884,407

INFORMATION TECHNOLOGY - 2.7%
IT Services - 0.4%
DXC Technology Co., Senior Notes	7.450%	10/15/29	500,000	618,847

Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	600,000	610,125	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	479,529

Total Semiconductors & Semiconductor Equipment				1,089,654

Software - 0.2%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	300,000	312,750	(a)

Technology Hardware, Storage & Peripherals - 1.5%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000	1,186,025
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	248,100
Western Digital Corp., Senior Notes	4.750%	2/15/26	1,040,000	995,800

Total Technology Hardware, Storage & Peripherals				2,429,925

TOTAL INFORMATION TECHNOLOGY				4,451,176

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Materials - 7.3%
Chemicals - 0.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	$1,064,900	(d)
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	239,344	(a)

Total Chemicals				1,304,244

Containers & Packaging - 1.6%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,150,000	1,092,500	(a)(j)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	760,000	761,900	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	750,000	768,750	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	50,000

Total Containers & Packaging				2,673,150

Metals & Mining - 3.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	300,000	318,750	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	560,000	606,547	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	650,000	671,125	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	213,000	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	430,000	490,352
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	126,000	128,363	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	630,000	670,163
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	201,300
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,050,000	924,010
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	470,000	503,952	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	210,000	224,206
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,083,350

Total Metals & Mining				6,035,118

Paper & Forest Products - 1.3%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,020,000	1,073,550	(a)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	1,014,695	(a)

Total Paper & Forest Products				2,088,245

TOTAL MATERIALS				12,100,757

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	220,000	212,575
CoreCivic Inc., Senior Notes	4.750%	10/15/27	670,000	572,435

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	260,000	$272,350
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,530,000

Total Equity Real Estate Investment Trusts (REITs)				2,587,360

Real Estate Management & Development - 0.1%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	190,000	175,750	(a)

TOTAL REAL ESTATE				2,763,110

UTILITIES - 2.3%
Electric Utilities - 1.8%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,770,000	2,343,299
Pampa Energia SA, Senior Notes	7.375%	7/21/23	670,000	627,462	(d)

Total Electric Utilities				2,970,761

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000	788,011	(a)

TOTAL UTILITIES				3,758,772

TOTAL CORPORATE BONDS & NOTES (Cost - $157,497,443)				169,512,703

SENIOR LOANS - 15.4%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.736%	2/22/24	250,000	247,500	(e)(k)(l)

Media - 3.2%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	2,825,007	2,809,622	(e)(k)(l)(m)
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.250%	3/14/25	2,425,500	2,422,449	(e)(k)(l)

Total Media				5,232,071

TOTAL COMMUNICATION SERVICES				5,479,571

CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 5.6%
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.249%	3/11/25	2,826,634	2,808,951	(e)(k)(l)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.236%	10/25/23	5,133,291	5,122,747	(e)(k)(l)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.249%	5/30/25	1,402,950	1,387,386	(e)(k)(l)

Total Hotels, Restaurants & Leisure				9,319,084

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.3%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.490%	3/11/22	514,536	$462,761	(e)(k)(l)

TOTAL CONSUMER DISCRETIONARY				9,781,845

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Travelport Finance (Luxembourg) SARL, First Lien Term Loan	—	3/18/26	410,000	400,519	(m)
Travelport Finance (Luxembourg) SARL, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	5.184%	3/17/25	408,514	408,353	(e)(k)(l)

TOTAL FINANCIALS				808,872

HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
DaVita Healthcare Partners Inc., Term Loan B (3 mo. USD LIBOR + 2.750%)	5.243%	6/24/21	1,723,516	1,725,391	(e)(k)(l)

INDUSTRIALS - 2.4%
Air Freight & Logistics - 1.5%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.488%	1/15/25	2,484,051	2,468,104	(e)(k)(l)

Trading Companies & Distributors - 0.9%
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	4.351%	10/6/23	1,500,000	1,499,812	(e)(k)(l)

TOTAL INDUSTRIALS				3,967,916

INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
Dell International LLC, Refinancing Term Loan A2 (1 mo. USD LIBOR + 1.750%)	4.250%	9/7/21	1,208,865	1,206,031	(e)(k)(l)

MATERIALS - 1.4%
Containers & Packaging - 1.4%
Berry Global Inc., Term Loan Q (2 mo. USD LIBOR + 2.000%)	4.610%	10/3/22	1,878,401	1,869,830	(e)(k)(l)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	2/6/23	493,687	488,530	(e)(k)(l)

TOTAL MATERIALS				2,358,360

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	10.482%	2/7/23	158,968		$158,703	(e)(j)(k)(l)

TOTAL SENIOR LOANS (Cost - $25,632,451)					25,486,689

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.0%
U.S. Government Obligations - 7.0%
U.S. Treasury Notes	1.875%	1/31/22	1,450,000		1,435,557
U.S. Treasury Notes	1.750%	3/31/22	1,500,000		1,479,023
U.S. Treasury Notes	2.750%	8/31/23	1,400,000		1,430,188	(n)
U.S. Treasury Notes	2.875%	9/30/23	2,500,000		2,567,578	(n)
U.S. Treasury Notes	2.125%	11/30/23	900,000		895,254
U.S. Treasury Notes	2.125%	2/29/24	1,000,000		994,258
U.S. Treasury Notes	2.125%	3/31/24	1,500,000		1,491,826	(n)
U.S. Treasury Notes	2.000%	5/31/24	1,250,000		1,234,619

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,290,652)					11,528,303

SOVEREIGN BONDS - 5.5%
Argentina - 0.8%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	67.546%	6/21/20	8,140,000	ARS	207,381	(e)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,020,000		785,528
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	270,000		224,775	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	230,000		168,475	(a)

Total Argentina					1,386,159

Brazil - 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	900,000	BRL	239,923
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	3,800,000	BRL	1,025,005

Total Brazil					1,264,928

Indonesia - 2.5%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	300,000		308,205	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	700,000		700,748	(a)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,420,000		$2,358,532
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	11,197,000,000	IDR	788,634

Total Indonesia					4,156,119

Mexico - 0.6%
Mexican Bonos, Bonds	6.500%	6/9/22	7,990,000	MXN	396,827
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	500,000		494,725

Total Mexico					891,552

Russia - 0.6%
Russian Federal Bond - OFZ	7.750%	9/16/26	61,630,000	RUB	922,360

Uruguay - 0.2%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	14,630,000	UYU	382,315	(d)

TOTAL SOVEREIGN BONDS (Cost - $9,025,936)					9,003,433

ASSET-BACKED SECURITIES - 3.8%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	3.390%	7/25/46	496,276		214,710	(a)(e)
Argent Securities Inc., Asset-Backed Pass- Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	3.611%	9/25/33	32,125		32,053	(e)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	3.286%	3/25/37	570,419		553,585	(a)(e)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	3.636%	3/25/37	216,366		212,453	(a)(e)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	3.986%	3/25/37	59,009		59,299	(a)(e)
Bear Stearns Asset Backed Securities Trust, 2006-SD3 1PO, STRIPS, PO	0.000%	8/25/36	253,532		194,718
ContiMortgage Home Equity Loan Trust, 201997-4 B1F	7.330%	10/15/28	35,955		92,171	(e)
CWABS Asset Backed Notes Trust, 2007- SEA2 1A1 (1 mo. USD LIBOR + 1.000%)	3.486%	8/25/47	8,448		8,372	(a)(e)
Financial Asset Securities Corp. AAA Trust, 2005-1A 1A3B (1 mo. USD LIBOR + 0.410%)	2.900%	2/27/35	415,551		398,274	(a)(e)
Firstfed Corp. Manufactured Housing Contract, 201996-1 B	8.060%	10/15/22	177,679		3,594	(a)
GSAMP Trust, 2003-SEA2 A1	4.421%	7/25/33	694,427		685,655

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	50,079	$50,673
Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.777%	2/20/32	200,000	201,107	(e)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 (1 mo. USD LIBOR + 0.900%)	3.386%	8/25/34	1,425,184	1,421,496	(e)
Morgan Stanley ABS Capital I Inc. Trust Series, 2003-SD1 A1 (1 mo. USD LIBOR + 1.000%)	3.486%	3/25/33	9,410	9,314	(e)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	84,318	88,877	(e)
Origen Manufactured Housing Contract Trust, 2006-A A2	4.322%	10/15/37	950,952	900,246	(e)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.902%	4/15/37	1,261,096	1,217,771	(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $5,118,667)				6,344,368

COLLATERALIZED MORTGAGE OBLIGATIONS(O) - 1.5%
Banc of America Funding Trust, 2004-B 6A1	2.437%	12/20/34	195,525	158,889	(e)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	3.126%	4/25/34	136,186	136,186	(e)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. USD LIBOR + 0.540%)	3.026%	3/25/35	385,906	371,738	(e)
Fannie Mae Trust, 2004-W15 1A2	6.500%	8/25/44	104,014	116,812
HarborView Mortgage Loan Trust, 2004-10 4A	4.380%	1/19/35	77,104	76,411	(e)
Impac CMB Trust Series, 2004-10 2A (1 mo. USD LIBOR + 0.640%)	3.126%	3/25/35	132,713	124,843	(e)
Impac CMB Trust Series, 2005-2 2A2 (1 mo. USD LIBOR + 0.800%)	3.286%	4/25/35	38,128	36,839	(e)
MAFI II Remic Trust 1998-B, 201998-BI B1	6.823%	11/20/24	256,708	236,916	(e)
MERIT Securities Corp., 2011PA 3A1 (1 mo. LIBOR + 0.620%)	3.113%	4/28/27	49,450	48,643	(a)(e)
MERIT Securities Corp., 2011PA B3 (1 mo. LIBOR + 2.250%)	4.743%	9/28/32	546,221	484,450	(a)(e)
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	1,427,341	116,542	(e)
Prime Mortgage Trust, 2005-5 1X, IO	1.050%	7/25/34	2,274,497	86,948	(e)
RAMP Series Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	3,850	3,359

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(o) - (continued)
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.560%	9/29/31	2,237	$2,191	(a)(e)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	3.543%	6/20/33	9,876	9,877	(e)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. USD LIBOR + 0.620%)	3.108%	11/20/34	8,785	8,738	(e)
Structured Asset Securities Corp., 1998- RF2 A	4.791%	7/15/27	115,983	112,973	(a)(e)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	4.533%	3/25/33	72,877	73,044	(e)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR6 A (1 mo. USD LIBOR + 0.420%)	2.906%	5/25/44	167,370	168,557	(e)
Washington Mutual MSC Mortgage Pass- Through Certificates Series Trust, 2004- RA1 2A	7.000%	3/25/34	8,183	8,911

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,845,294)				2,382,867

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.1%
Twitter Inc., Senior Notes	1.000%	9/15/21	160,000	150,954
Twitter Inc., Senior Notes	0.250%	6/15/24	90,000	83,509

Total Interactive Media & Services				234,463

Media - 0.7%
DISH Network Corp., Senior Notes	2.375%	3/15/24	1,375,000	1,139,354

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,422,090)				1,373,817

			SHARES
COMMON STOCKS - 0.3%
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			16,942	13,381	*(f)(g)

Oil, Gas & Consumable Fuels - 0.2%
Berry Petroleum Corp.			6,303	72,737	*
Montage Resources Corp.			15,583	234,364	*

Total Oil, Gas & Consumable Fuels				307,101

TOTAL ENERGY				320,482

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		SHARES	VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC		10,597	$227,836	*(g)

TOTAL COMMON STOCKS (Cost - $2,196,859)			548,318

	RATE
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Corporate Backed Trust Certificates (Cost - $0)	7.375%	33,900	112	*(f)(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $214,029,392)			226,180,610

SHORT-TERM INVESTMENTS - 1.0%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,621,291)	2.440%	1,621,291	1,621,291	(p)

TOTAL INVESTMENTS** - 137.9% (Cost - $215,650,683)			227,801,901
Liabilities in Excess of Other Assets - (37.9)%			(62,561,492)

TOTAL NET ASSETS - 100.0%			$165,240,409

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of March 31, 2019.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of March 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(n)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(o)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $1,621,291 and the cost was $1,621,291 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
PO	— Principal Only
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UYU	— Uruguayan Peso

At March 31, 2019, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	2.680%	2/14/2019	4/11/2019	$1,449,375	U.S. Government & Agency Obligations	$1,491,826
Deutsche Bank	2.720%	1/11/2019	4/11/2019	3,878,750	U.S. Government & Agency Obligations	3,997,766

				$5,328,125		$5,489,592

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,640,000	USD	418,581	Barclays Bank PLC	4/17/19	$(230)
BRL	1,640,000	USD	437,683	Barclays Bank PLC	4/17/19	(19,332)
USD	143,977	EUR	127,000	Barclays Bank PLC	4/17/19	1,292
USD	139,350	GBP	108,739	Barclays Bank PLC	4/17/19	(2,410)
USD	272,926	GBP	207,000	Barclays Bank PLC	4/17/19	3,066
USD	305,511	GBP	232,000	Barclays Bank PLC	4/17/19	3,060
USD	397,406	GBP	300,000	Barclays Bank PLC	4/17/19	6,305
USD	476,225	GBP	360,000	Barclays Bank PLC	4/17/19	6,904
USD	133,882	EUR	118,000	Goldman Sachs Group Inc.	4/17/19	1,308

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	874,923	BRL	3,280,000	JPMorgan Chase & Co.	4/17/19	$38,221
USD	415,706	BRL	1,640,000	Barclays Bank PLC	7/17/19	341

Total						$38,525

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$38,110,207	$0	*	$38,110,207
Industrials	—	11,709,061	175,346		11,884,407
Other Corporate Bonds & Notes	—	119,518,089	—		119,518,089
Senior Loans	—	25,486,689	—		25,486,689
U.S. Government & Agency Obligations	—	11,528,303	—		11,528,303
Sovereign Bonds	—	9,003,433	—		9,003,433
Asset-Backed Securities	—	6,344,368	—		6,344,368
Collateralized Mortgage Obligations	—	2,382,867	—		2,382,867
Convertible Bonds & Notes	—	1,373,817	—		1,373,817
Common Stocks:
Energy	$307,101	—	13,381		320,482
Utilities	—	—	227,836		227,836
Preferred Stocks	—	—	112		112

Total Long-Term Investments	307,101	225,456,834	416,675		226,180,610

Short-Term Investments†	—	1,621,291	—		1,621,291

Total Investments	$307,101	$227,078,125	$416,675		$227,801,901

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$60,497	—		$60,497

Total	$307,101	$227,138,622	$416,675		$227,862,398

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$21,972	—		$21,972

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s investment adviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$702,802	$14,904,343	14,904,343	$13,985,854	13,985,854

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
Western Asset Government Cash Management Portfolio LLC	—	$4,387	—	$1,621,291